UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                 FORM ABS-15G
                             ASSET-BACKED SECURITIZER
                         REPORT PURSUANT TO SECTION 15G OF
                        THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017.


Date of Report (Date of earliest event reported): January 31, 2018

Commission File Number of Securitize:  025-00549
Central Index Key Number of Securitizer:  0001542089


                                 SCSP Corp.
         (Exact name of securitizer as specified in its charter)

                            Kevin Day    (213) 533-3788
             Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ X ]






                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 31, 2018


                                                 SCSP Corp.

                                                 (Securitizer)


                                                 By:  /s/ Thomas A. Musante


                                                 Name: Thomas A. Musante

                                                 Title: President